Related-party transactions - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) member	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Borrowings	€ 179,167	€ 187,373
Key management personnel compensation	9,213	7,835	€ 5,636
CIR
Disclosure of transactions between related parties [line items]
Borrowings	3,100	3,500
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables				80.00%
Borrowings	3,100
Borrowings, commitment fee				0.50%
Borrowings, adjustment to interest rate basis				1.70%
CIR | BPI France | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				0.00%
Executive Committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 8,700	7,400	5,200
Additional executive committee members | member	2
Board of directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 500	€ 500	€ 500